Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Raw materials and consumables used		(4,542)	(4,583)	(4,599)
Changes in inventories of finished goods and work in progress		160	445	162
Employee benefit costs		(2,717)	(2,744)	(3,221)
Depreciation, amortisation and impairment costs		(1,076)	(1,450)	(1,512)
Other operating income		196	188	163
Loss on reclassification from amortised cost to fair value		(3)	(3)	(3)
Other operating expenses		(7,468)	(7,667)	(7,851)
Profit from operations		10,234	9,962	9,016
Net finance costs		(1,486)	(1,745)	(1,602)
Share of post-tax results of associates and joint ventures		415	455	498
Profit before taxation		9,163	8,672	7,912
Taxation on ordinary activities		(2,189)	(2,108)	(2,063)
Profit for the year		6,974	6,564	5,849
Attributable to:
Owners of the parent		6,801	6,400	5,704
Non-controlling interests		173	164	145
Profit for the year		£ 6,974	£ 6,564	£ 5,849
Earnings per share
Basic		£ 2.969	£ 2.800	£ 2.497
Diluted		£ 2.956	£ 2.789	£ 2.490

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.